Share Capital - Schedule of Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Capitalization Equity [Line Items]
Beginning balance, Shares	118,658,249	118,572,181
Ending balance, Shares	118,817,466	118,658,249
Beginning balance	$ 418,873	$ 419,485
Issued as purchase consideration in VIZIYA acquisition		662
Issued on sale of shares under Employee Share Purchase Plan	27	68
Repurchased under normal course issuer bid		(552)
Ending balance	419,111	$ 418,873
Conversion of deferred stock units (DSUs) to common shares	$ 211
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Issued as purchase consideration in VIZIYA acquisition, Shares		405,268
Issued on sale of shares under Employee Share Purchase Plan, Shares	22,000	60,500
Repurchased under normal course issuer bid, Shares	0	(379,700)
Conversion of deferred stock units (DSUs) to common shares, Shares	137,217
Issued as purchase consideration in VIZIYA acquisition		$ 662
Issued on sale of shares under Employee Share Purchase Plan	$ 27	68
Repurchased under normal course issuer bid		$ (1,342)
Conversion of deferred stock units (DSUs) to common shares	$ 211